12. Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum operating lease payments
For Years Ending March 31,
2016	$348,000
2017	277,000
2018	185,000
2019	116,000
2020	10,000
Total minimum lease payments	$936,000